COMMITMENTS, GUARANTEES AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Potential Collateral Obligations	The maximum potential amount of futurepayments FE and its subsidiaries could be required to make under these guarantees as of March 31, 2026, was approximately $1.1 billion, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
FE’s Guarantees on Behalf of its Consolidated Subsidiaries
Deferred compensation arrangements	$399
Vehicle leases	75
Transfer of McElroy’s Run CCR impoundment facility	129
Other	15

618

FE’s Guarantees on Other Assurances
Surety bonds	162
Deferred compensation arrangements	91
LOCs	238

491

Total Guarantees and Other Assurances	$1,109

The maximum potential amount of future payments JCP&L could be required to make under these guarantees as of March 31, 2026, was $48 million as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
Surety bonds	$20
LOCs	28

Total Guarantees and Other Assurances	$48

The following table discloses the potential additional credit rating contingent contractual collateral obligations as of March 31, 2026:

Potential Collateral Obligations	Electric Companies and Transmission Companies	FE	Total
	(In millions)
Contractual obligations for additional collateral
Upon downgrade	$52	$1	$53
Surety bonds (collateralized amount) (1)	114	153	267

Total Exposure from Contractual Obligations	$166	$154	$320

(1)
Surety bonds are not tied to a credit rating. Surety bonds’ impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $22 million of surety bond obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.

The following table discloses the potential additional credit rating contingent contractual collateral obligations as of March 31, 2026:

Potential Collateral Obligations	JCP&L
(In millions)
Contractual obligations for additional collateral
Upon downgrade	$52
Surety bonds (collateralized amount) (1)	20

Total Exposure from Contractual Obligations	$72

(1)
Surety bonds are not tied to a credit rating, and their impact assumes maximum contractual obligations, which is 100% of the face amount of the surety bond, and typical obligations require 30 days to cure.

The maximum potential amount of future payments FirstEnergy and its subsidiaries could be required to make under these guarantees as of December 31, 2025, was approximately$1.1 billion, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
FE’s Guarantees on Behalf of its Consolidated Subsidiaries
Deferred compensation arrangements	$395
Vehicle leases	75
McElroy Run transfer	129
Other	15

614

FE’s Guarantees on Other Assurances
Surety Bonds	161
Deferred compensation arrangements	93
LOCs	185

439

Total Guarantees and Other Assurances	$1,053

In 2025, FET, DominionHV and Transource issued an equity support agreement to enable Valley Link to enter into a credit facility with a third party. The equity support agreement expires once all Valley Link credit agreement obligations are satisfied or when FET has fulfilled its support obligations under the equity support agreement. As of December 31, 2025, the fair value of FET’s support obligations relating to the Valley Link credit facility was immaterial.
The maximum potential amount of future payments JCP&L could be required to make under these guarantees as of December 31, 2025, was $48 million, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
Guarantees on Other Assurances
Surety Bonds	$20
LOCs	28

Total Guarantees and Other Assurances	$48

The following table discloses the potential additional credit rating contingent contractual collateral obligations as of December 31, 2025:

Potential Collateral Obligations	Electric Companies and Transmission Companies	FE	Total
	(In millions)
Contractual Obligations for Additional Collateral
Upon Further Downgrade	$99	$1	$100
Surety Bonds (collateralized amount) (1)	113	153	266

Total Exposure from Contractual Obligations	$212	$154	$366

The following table discloses the potential additional credit rating contingent contractual collateral obligations as of December 31, 2025:

Potential Collateral Obligations	JCP&L
(In millions)
Contractual Obligations for Additional Collateral
Upon Further Downgrade	$67
Surety Bonds (collateralized amount) (1)	20

Total Exposure from Contractual Obligations	$87

(1)
Surety Bonds are not tied to a credit rating. Surety Bonds’ impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $1 million of surety obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.